Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 15,061	$ 101,667	$ 207,805
Restricted cash held in trust	46,165,000	46,165,000	46,179,083
Prepaid expenses	24,761	17,890	92,961
Total assets	46,204,822	46,284,557	46,479,849
Current liabilities
Accounts payable	224,420	331,016	49,972
Due to related party	345,108	220,345	19,192
Note due to related party	336,148
Total liabilities	905,676	551,361	69,164
Ordinary shares, subject to possible repurchase, 2,295,400 shares stated at repurchase price of $10.036	23,036,634	23,036,634	23,036,634
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, no shares issued and outstanding
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 5,750,000 shares issued and outstanding	345	345	345
Additional paid-in capital	23,532,626	23,532,626	23,532,626
Deficit accumulated during the development stage	(1,270,459)	(836,409)	(158,920)
Total shareholders' equity	22,262,512	22,696,562	23,374,051
Total liabilities and shareholders' equity	$ 46,204,822	$ 46,284,557	$ 46,479,849